Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

May 31, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust” or “Registrant”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 200 (“PEA 200”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 260 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 200 is being filed to make non-material changes to: (i) the prospectuses of the Registrant for each of the following classes: (a) the Institutional Class, Class M, Class P, Administrative Class and Class D; and (b) Class A, Class B, Class C and Class R; and (ii) the Statement of Additional Information. Post-Effective Amendment No. 200 is also being filed to change the names and certain principal investment strategies for the: (i) PIMCO Emerging Markets and Infrastructure Bond Fund (to be renamed the PIMCO Emerging Markets Corporate Bond Fund); and (ii) PIMCO Developing Local Markets Fund (to be renamed the PIMCO Emerging Markets Currency Fund).

The Trust believes that PEA 200 is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of PEA 200 limited to the disclosure items relating to incorporating changes to the: (i) PIMCO Emerging Markets and Infrastructure Bond Fund (to be renamed the PIMCO Emerging Markets Corporate Bond Fund); and (ii) PIMCO Developing Local Markets Fund (to be renamed the PIMCO Emerging Markets Currency Fund), as discussed above. Selective review would serve to expedite the review process for the Trust as well as use the staff’s time more effectively.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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